Document And Entity Information (USD $)	9 Months Ended
	Jul. 31, 2014	Sep. 01, 2014	Apr. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	ITUS CORPORATION
Document Type	S-1
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		216,842,190
Entity Public Float			$ 37,710,056
Amendment Flag	false
Entity Central Index Key	0000715446
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3